Events Subsequent to the Reporting Period	12 Months Ended
Dec. 31, 2022
Disclosure of events after reporting period [abstract]
EVENTS SUBSEQUENT TO THE REPORTING PERIOD

Note 27: - Events Subsequent to the Reporting Period

a.	With respect to grant of options to employees see Note 21b

b.	With respect to an amendment to the distribution agreement with Tuteur see Note 26e1